Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

March 31, 2019

SI-QTLY-0519
1.799881.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$2,080	$1,144
Nonconvertible Bonds - 34.5%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 3.15% 9/4/36	EUR	23,300	27,614
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		3,725	3,716
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		7,840	7,860
Citizens Communications Co.:
7.875% 1/15/27		7,400	3,737
9% 8/15/31		7,200	4,032
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		2,379	2,422
Frontier Communications Corp. 8.5% 4/1/26 (c)		18,610	17,284
GCI, Inc. 6.875% 4/15/25		8,000	8,350
GTH Finance BV 7.25% 4/26/23 (c)		13,950	14,873
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		3,445	3,426
Sable International Finance Ltd. 6.875% 8/1/22 (c)		22,320	23,241
SFR Group SA:
7.375% 5/1/26 (c)		62,475	61,226
8.125% 2/1/27 (c)		4,495	4,546
Sprint Capital Corp.:
6.875% 11/15/28		17,187	16,521
8.75% 3/15/32		23,773	25,083
Telefonica Celular del Paraguay SA:
5.875% 4/15/27 (c)		2,585	2,627
6.75% 12/13/22 (c)		7,090	7,232
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		15,000	14,700
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (c)		3,585	3,550
6.875% 2/28/25 (c)		2,600	2,484
U.S. West Communications:
6.875% 9/15/33		4,080	4,063
7.25% 9/15/25		955	1,032
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		8,745	8,876
Virgin Media Finance PLC 4.875% 2/15/22		10,085	9,782
			278,277
Entertainment - 0.5%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		2,640	2,719
Livent, Inc. 9.375% 10/15/04 (d)(e)		300	0
Netflix, Inc.:
4.375% 11/15/26		7,840	7,679
5.75% 3/1/24		7,090	7,592
5.875% 2/15/25		19,110	20,651
5.875% 11/15/28 (c)		38,210	40,359
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		18,089	8,954
WMG Acquisition Corp. 5.625% 4/15/22 (c)		1,458	1,473
			89,427
Media - 2.7%
Altice SA 7.625% 2/15/25 (c)		12,035	10,561
Block Communications, Inc. 6.875% 2/15/25 (c)		5,740	5,948
Cablevision SA 6.5% 6/15/21 (c)		2,466	2,444
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		32,070	31,709
5.125% 2/15/23		18,635	18,961
5.125% 5/1/23 (c)		10,230	10,470
5.125% 5/1/27 (c)		42,005	42,268
5.375% 5/1/25 (c)		10,230	10,562
5.5% 5/1/26 (c)		12,355	12,757
5.75% 9/1/23		4,645	4,738
5.75% 1/15/24		8,170	8,384
5.75% 2/15/26 (c)		13,895	14,555
5.875% 5/1/27 (c)		10,315	10,705
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (c)		18,110	19,197
CSC Holdings LLC:
5.125% 12/15/21 (c)		11,900	11,915
5.375% 2/1/28 (c)		13,855	13,890
5.5% 5/15/26 (c)		31,192	32,059
6.5% 2/1/29 (c)		15,380	16,380
7.5% 4/1/28 (c)		8,475	9,081
Getty Images, Inc. 9.75% 3/1/27 (c)		12,745	12,825
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		6,195	6,061
4.875% 4/11/22 (c)		3,540	3,589
5.125% 3/31/27 (c)		2,505	2,424
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(d)		7,710	5,089
Liberty Media Corp.:
8.25% 2/1/30		4,695	4,789
8.5% 7/15/29		6,265	6,453
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		4,490	4,445
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,809
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		4,550	4,601
5% 8/1/27 (c)		8,740	8,745
5.375% 4/15/25 (c)		8,845	9,077
5.375% 7/15/26 (c)		7,940	8,079
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		23,015	22,138
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,472
VTR Finance BV 6.875% 1/15/24 (c)		10,062	10,245
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		825	815
6% 1/15/27 (c)		7,930	7,613
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		15,855	15,657
			441,510
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	162,880	7,688
Comcel Trust 6.875% 2/6/24 (c)		9,890	10,273
Digicel Group Ltd. 6.75% 3/1/23 (c)		4,120	2,611
Millicom International Cellular SA:
6% 3/15/25 (c)		4,210	4,315
6.625% 10/15/26 (Reg. S)		1,475	1,545
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (c)		1,400	1,408
6.5% 10/13/26 (c)		2,670	2,710
MTS International Funding Ltd. 5% 5/30/23 (c)		2,855	2,869
Sprint Corp.:
7.125% 6/15/24		40,417	41,023
7.625% 2/15/25		22,495	22,945
7.625% 3/1/26		14,410	14,626
7.875% 9/15/23		20,450	21,473
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650	5,650
			139,136
TOTAL COMMUNICATION SERVICES			948,350
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
Allison Transmission, Inc.:
5% 10/1/24 (c)		7,960	7,940
5.875% 6/1/29 (c)		4,830	4,884
Delphi Technologies PLC 5% 10/1/25 (c)		7,945	6,996
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		2,037	1,609
Metalsa SA de CV 4.9% 4/24/23 (c)		16,567	16,327
Tenneco, Inc. 5% 7/15/26		5,815	4,652
			42,408
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		2,025	2,037
Diversified Consumer Services - 0.0%
Bonitron Designated Activity Co. 8.75% 10/30/22 (c)		5,010	5,155
Laureate Education, Inc. 8.25% 5/1/25 (c)		1,685	1,828
			6,983
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		39,105	38,628
Boyd Gaming Corp.:
6% 8/15/26		3,845	3,941
6.375% 4/1/26		2,425	2,510
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		4,130	4,151
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,865
Churchill Downs, Inc. 4.75% 1/15/28 (c)		5,405	5,142
Eldorado Resorts, Inc.:
6% 4/1/25		1,295	1,311
6% 9/15/26		4,775	4,847
FelCor Lodging LP 6% 6/1/25		7,895	8,132
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		14,400	14,472
8.75% 10/1/25 (c)		14,520	15,246
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		10,820	10,982
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	11,211
4.875% 4/1/27		5,210	5,269
International Game Technology PLC 6.25% 1/15/27 (c)		9,960	10,209
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		1,815	1,901
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		5,590	5,492
5% 6/1/24 (c)		6,145	6,268
5.25% 6/1/26 (c)		6,145	6,203
LHMC Finco SARL 7.875% 12/20/23 (c)		7,190	7,424
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		5,255	5,393
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (c)		5,580	5,846
MCE Finance Ltd. 4.875% 6/6/25 (c)		17,840	17,647
Merlin Entertainments PLC 5.75% 6/15/26 (c)		7,215	7,440
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		4,740	4,953
MGM Mirage, Inc.:
4.625% 9/1/26		5,545	5,393
5.75% 6/15/25		15,170	15,660
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		1,475	1,434
Silversea Cruises 7.25% 2/1/25 (c)		3,090	3,342
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	4,006
5.5% 4/15/27 (c)		2,160	2,136
Stars Group Holdings BV 7% 7/15/26 (c)		9,450	9,852
Station Casinos LLC 5% 10/1/25 (c)		7,275	7,166
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		5,135	5,199
7.25% 11/30/21 (c)		13,360	13,821
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,302
Voc Escrow Ltd. 5% 2/15/28 (c)		6,285	6,112
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		7,245	7,037
5.5% 10/1/27 (c)		14,445	13,928
			305,871
Household Durables - 0.3%
Lennar Corp. 4.75% 11/29/27		7,175	7,178
LGI Homes, Inc. 6.875% 7/15/26 (c)		7,205	7,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		6,160	6,283
Toll Brothers Finance Corp.:
4.375% 4/15/23		4,998	5,004
5.625% 1/15/24		2,345	2,462
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,338
5.875% 6/15/24		11,770	11,814
William Lyon Homes, Inc.:
5.875% 1/31/25		4,625	4,348
6% 9/1/23		4,385	4,242
			50,856
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		16,980	16,780
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		19,125	19,083
6% 4/1/23		8,385	8,490
6.375% 5/15/25		1,440	1,447
			45,800
Specialty Retail - 0.0%
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	5,885
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (c)		1,770	1,821
TOTAL CONSUMER DISCRETIONARY			461,661
CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		1,295	1,327
Food & Staples Retailing - 0.2%
ESAL GmbH 6.25% 2/5/23 (c)		26,640	27,010
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		9,715	9,691
CF Industries Holdings, Inc.:
4.95% 6/1/43		7,270	6,234
5.15% 3/15/34		7,265	6,902
5.375% 3/15/44		7,275	6,557
JBS Investments GmbH 7.25% 4/3/24 (c)		27,930	28,628
JBS Investments II GmbH 7% 1/15/26 (c)		9,110	9,361
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		14,440	14,801
5.875% 7/15/24 (c)		4,435	4,557
6.75% 2/15/28 (c)		10,725	11,100
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		5,230	5,282
4.875% 11/1/26 (c)		5,285	5,358
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)		12,675	12,802
Post Holdings, Inc.:
5% 8/15/26 (c)		12,030	11,699
5.5% 3/1/25 (c)		6,385	6,457
5.75% 3/1/27 (c)		4,885	4,903
			144,332
Household Products - 0.0%
Energizer Holdings, Inc. 7.75% 1/15/27 (c)		9,260	9,873
Personal Products - 0.0%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,762
TOTAL CONSUMER STAPLES			185,304
ENERGY - 6.8%
Energy Equipment & Services - 0.6%
Borets Finance DAC 6.5% 4/7/22 (c)		7,425	7,463
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		7,195	6,871
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,335
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		6,090	6,136
Forum Energy Technologies, Inc. 6.25% 10/1/21		10,950	9,691
Jonah Energy LLC 7.25% 10/15/25 (c)		8,485	4,497
SESI LLC 7.75% 9/15/24		4,340	3,591
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,665	6,351
Summit Midstream Holdings LLC 5.75% 4/15/25		5,285	4,988
The Oil and Gas Holding Co.:
7.5% 10/25/27 (c)		4,825	5,108
7.625% 11/7/24 (c)		2,150	2,347
Transocean, Inc.:
7.25% 11/1/25 (c)		7,140	7,069
7.5% 1/15/26 (c)		7,620	7,525
9% 7/15/23 (c)		15,685	16,724
Unit Corp. 6.625% 5/15/21		1,660	1,594
Weatherford International Ltd.:
6.75% 9/15/40		2,585	1,454
7% 3/15/38		1,845	1,052
8.25% 6/15/23		2,220	1,571
Weatherford International, Inc.:
6.8% 6/15/37		4,890	2,763
9.875% 3/1/25		6,575	4,652
			104,782
Oil, Gas & Consumable Fuels - 6.2%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		12,505	12,380
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		3,090	3,114
Antero Resources Corp.:
5.125% 12/1/22		570	573
5.625% 6/1/23 (Reg. S)		7,956	8,065
Antero Resources Finance Corp. 5.375% 11/1/21		3,965	3,980
Callon Petroleum Co. 6.125% 10/1/24		2,855	2,869
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	5,307
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		7,485	7,850
5.875% 3/31/25		4,590	4,992
7% 6/30/24		9,150	10,329
Cheniere Energy Partners LP 5.625% 10/1/26 (c)		9,465	9,702
Chesapeake Energy Corp. 8% 1/15/25		4,005	4,085
Citgo Holding, Inc. 10.75% 2/15/20 (c)		42,308	43,374
CNX Midstream Partners LP 6.5% 3/15/26 (c)		3,935	3,807
Comstock Escrow Corp. 9.75% 8/15/26 (c)		35,760	32,899
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(c)(f)		1,820	1,814
6.5% 5/15/26 (c)		7,215	7,179
6.875% 6/15/25 (c)		3,640	3,667
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		5,550	5,689
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		18,040	18,220
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,780	10,052
Denbury Resources, Inc.:
4.625% 7/15/23		9,115	5,762
5.5% 5/1/22		23,895	16,607
6.375% 8/15/21		13,425	10,404
7.5% 2/15/24 (c)		16,300	13,916
9% 5/15/21 (c)		27,890	27,123
9.25% 3/31/22 (c)		4,210	4,063
Diamondback Energy, Inc.:
4.75% 11/1/24		6,530	6,676
5.375% 5/31/25		3,090	3,225
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		17,195	17,177
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		3,070	3,154
5.75% 1/30/28 (c)		3,090	3,245
Energy Transfer Equity LP 5.5% 6/1/27		12,065	12,789
EnLink Midstream Partners LP:
4.15% 6/1/25		5,990	5,765
4.4% 4/1/24		5,980	5,920
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		45,335	36,948
8% 11/29/24 (c)		5,850	3,232
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		4,315	3,603
Frontera Energy Corp. 9.7% 6/25/23 (c)		5,595	5,846
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	5,108
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		5,843	6,018
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,980	1,955
7% 6/15/23		8,125	8,044
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		2,615	2,497
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		9,140	9,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		7,550	7,345
5.75% 10/1/25 (c)		8,135	7,993
6.25% 11/1/28 (c)		7,130	7,148
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		4,995	5,155
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		8,240	7,292
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		10,270	10,533
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (c)		2,570	2,649
Kosmos Energy Ltd.:
7.125% 4/4/26 (c)(g)		7,315	7,249
7.875% 8/1/21 (c)		16,927	17,277
7.875% 8/1/21 (c)		10,340	10,508
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (c)		2,455	2,603
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		3,665	3,793
Newfield Exploration Co. 5.375% 1/1/26		6,813	7,342
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		7,455	7,194
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		1,800	1,823
4.875% 8/15/27 (c)		1,800	1,818
Nine Energy Service, Inc. 8.75% 11/1/23 (c)		3,620	3,738
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		28,650	18,043
Pan American Energy LLC 7.875% 5/7/21 (c)		5,520	5,586
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		4,560	4,500
5.625% 10/15/27 (c)		3,480	3,471
6.25% 6/1/24 (c)		5,070	5,241
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		20,663	21,252
7.25% 6/15/25		13,580	13,940
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,217
PDC Energy, Inc. 6.125% 9/15/24		2,480	2,480
Pemex Project Funding Master Trust:
6.625% 6/15/35		19,815	18,725
8.625% 12/1/23 (b)		930	1,032
Petrobras Energia SA 7.375% 7/21/23 (c)		3,785	3,544
Petrobras Global Finance BV:
5.999% 1/27/28		3,737	3,779
8.75% 5/23/26		38,705	45,730
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		1,383	1,411
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		4,625	1,046
6% 5/16/24 (c)(d)		8,065	1,805
6% 11/15/26 (c)(d)		10,480	2,345
12.75% 2/17/22 (c)(d)		1,010	274
Petroleos Mexicanos:
3.5% 1/30/23		3,410	3,257
4.875% 1/24/22		6,210	6,263
4.875% 1/18/24		12,700	12,535
6.375% 1/23/45		2,835	2,504
6.5% 3/13/27		5,200	5,206
6.5% 6/2/41		32,995	29,867
6.75% 9/21/47		22,339	20,609
PT Pertamina Persero:
6.5% 5/27/41 (c)		1,955	2,228
6.5% 11/7/48 (c)		2,000	2,305
QEP Resources, Inc. 5.25% 5/1/23		11,035	10,400
Range Resources Corp. 5% 3/15/23		16,915	16,577
Sabine Pass Liquefaction LLC 5% 3/15/27		5,950	6,308
Sanchez Energy Corp.:
6.125% 1/15/23		19,995	2,699
7.25% 2/15/23 (c)		14,310	11,520
SemGroup Corp.:
6.375% 3/15/25		3,700	3,478
7.25% 3/15/26		6,750	6,548
SM Energy Co.:
5.625% 6/1/25		3,965	3,666
6.625% 1/15/27		5,635	5,353
6.75% 9/15/26		3,175	3,044
Southern Star Central Corp. 5.125% 7/15/22 (c)		4,930	4,918
Southwestern Energy Co.:
4.1% 3/15/22		10,780	10,459
7.5% 4/1/26		5,460	5,569
7.75% 10/1/27		4,900	5,004
SRC Energy, Inc. 6.25% 12/1/25		4,370	3,902
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,476
5.5% 2/15/26		6,865	6,796
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		7,200	7,083
5.125% 2/1/25		1,885	1,923
5.375% 2/1/27		1,885	1,927
5.875% 4/15/26 (c)		10,820	11,437
6.5% 7/15/27 (c)		3,820	4,121
6.875% 1/15/29 (c)		6,760	7,360
Teine Energy Ltd. 6.875% 9/30/22 (c)		8,820	8,930
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,298
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		3,185	3,336
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		6,770	6,371
Tullow Oil PLC:
6.25% 4/15/22 (c)		2,455	2,465
7% 3/1/25 (c)		3,280	3,300
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		6,357	3,719
W&T Offshore, Inc. 9.75% 11/1/23 (c)		24,200	24,109
Whiting Petroleum Corp. 6.625% 1/15/26		4,965	4,866
WPX Energy, Inc.:
5.25% 9/15/24		6,080	6,141
5.75% 6/1/26		5,410	5,491
6% 1/15/22		12,461	12,928
YPF SA 8.75% 4/4/24 (c)		22,455	22,450
			1,027,951
TOTAL ENERGY			1,132,733
FINANCIALS - 7.0%
Banks - 1.9%
Access Bank PLC 9.25% 6/24/21 (b)(c)		6,423	6,439
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (c)		5,935	5,773
7.2% 3/16/27 (b)(c)		5,180	4,428
Banco de Bogota SA 6.25% 5/12/26 (c)		3,475	3,746
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		2,840	2,896
Banco Do Brasil SA:
4.625% 1/15/25 (c)		2,150	2,125
4.875% 4/19/23 (c)		3,280	3,329
Banco Hipotecario SA 9.75% 11/30/20 (c)		6,555	6,504
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,695	11,521
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		2,985	2,589
BBVA Bancomer SA 7.25% 4/22/20 (c)		5,550	5,724
Biz Finance PLC 9.625% 4/27/22 (c)		12,183	12,293
BTA Bank JSC 5.5% 12/21/22 (c)		1,934	1,931
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	24,500	27,840
CBOM Finance PLC 5.55% 2/14/23 (c)		4,265	4,126
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (b)	EUR	22,875	25,707
Development Bank of Mongolia 7.25% 10/23/23 (c)		2,230	2,314
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		2,390	2,371
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	272,100	3,851
Fidelity Bank PLC 10.5% 10/16/22 (c)		5,180	5,374
HBOS PLC 4.5% 3/18/30 (b)	EUR	16,290	20,239
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		6,095	6,289
5.5% 8/6/22 (c)		5,655	5,863
JSC BGEO Group 6% 7/26/23 (c)		9,370	9,335
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (c)		2,906	2,940
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (c)		4,040	4,005
4.75% 4/29/21 (c)		1,370	1,278
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		6,948	7,244
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (c)		2,150	2,131
6.125% 5/24/27 (b)(c)		5,630	4,758
6.25% 4/20/21 (c)		2,805	2,742
Turkiye Is Bankasi A/S 5.5% 4/21/22 (c)		3,815	3,453
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		16,240	14,293
6.875% 2/3/25 (Reg. S) (b)		4,220	3,719
UniCredit SpA:
3 month EURIBOR + 2.750% 2.442% 5/3/25 (b)(f)	EUR	7,300	8,029
6.95% 10/31/22 (Reg. S)	EUR	34,890	45,056
Zenith Bank PLC:
6.25% 4/22/19 (c)		20,150	20,069
7.375% 5/30/22 (c)		17,370	17,826
			320,150
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (c)		2,930	2,710
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		15,325	16,313
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		2,625	2,606
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		1,985	2,027
5.375% 3/15/27		1,700	1,759
MSCI, Inc.:
5.25% 11/15/24 (c)		5,165	5,345
5.75% 8/15/25 (c)		5,060	5,313
			36,073
Consumer Finance - 2.7%
Ally Financial, Inc.:
4.125% 2/13/22		15,375	15,510
4.625% 3/30/25		12,530	12,749
5.125% 9/30/24		39,666	41,699
8% 11/1/31		16,761	20,658
8% 11/1/31		155,842	193,439
Credito Real S.A.B. de CV 9.5% 2/7/26 (c)		3,325	3,491
Navient Corp.:
5.875% 10/25/24		20,960	20,279
6.5% 6/15/22		5,655	5,896
7.25% 9/25/23		3,440	3,634
SLM Corp.:
5.5% 1/25/23		29,395	29,432
6.125% 3/25/24		10,325	10,312
7.25% 1/25/22		22,745	24,110
Springleaf Financial Corp.:
6.875% 3/15/25		30,605	31,600
7.125% 3/15/26		41,215	41,677
			454,486
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		22,000	20,580
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (c)		2,050	2,086
5.25% 5/15/24 (c)		11,080	11,412
5.5% 1/15/23 (c)		3,275	3,365
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		9,255	8,191
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		2,775	2,721
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		4,800	4,608
HTA Group Ltd. 9.125% 3/8/22 (c)		4,850	5,044
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.375% 12/15/25		32,405	33,175
6.75% 2/1/24		6,490	6,766
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		4,875	5,064
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		5,220	5,142
5% 1/15/28 (c)		5,270	5,099
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (c)		2,670	2,657
5.25% 8/15/22 (c)		5,645	5,786
5.5% 2/15/24 (c)		490	509
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		8,215	8,585
Sistema International Funding SA 6.95% 5/17/19 (c)		5,565	5,530
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		21,015	22,779
Sparc Em Spc 0% 12/5/22 (c)		743	685
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (c)		14,250	14,393
Valvoline, Inc. 5.5% 7/15/24		2,920	2,971
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		6,205	5,445
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	19,800	24,179
			206,772
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)		10,530	9,477
8.125% 2/15/24 (c)		5,335	5,528
AmWINS Group, Inc. 7.75% 7/1/26 (c)		3,600	3,600
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	9,000	11,996
Aviva PLC 6.125% 7/5/43 (b)	EUR	11,333	14,667
Centene Escrow Corp. 5.375% 6/1/26 (c)		18,035	18,801
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	34,800	36,503
HUB International Ltd. 7% 5/1/26 (c)		6,980	6,910
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		7,305	7,095
			114,577
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		6,855	6,821
Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	25,106	27,690
TOTAL FINANCIALS			1,166,569
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (c)		3,700	3,681
4.625% 2/1/28 (c)		2,505	2,474
Teleflex, Inc. 4.625% 11/15/27		2,930	2,904
			9,059
Health Care Providers & Services - 2.4%
Community Health Systems, Inc.:
6.875% 2/1/22		44,332	29,481
8% 3/15/26 (c)		18,460	17,663
8.125% 6/30/24 (c)		41,342	30,812
8.625% 1/15/24 (c)		28,810	28,846
11% 6/30/23 (c)(h)		21,652	17,660
Encompass Health Corp. 5.75% 11/1/24		17,225	17,440
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (c)		21,380	19,055
HCA Holdings, Inc.:
4.75% 5/1/23		11,330	11,893
5.25% 4/15/25		25,000	26,844
5.25% 6/15/26		9,875	10,588
5.375% 2/1/25		14,275	15,132
5.375% 9/1/26		7,690	8,058
5.625% 9/1/28		18,590	19,544
5.875% 3/15/22		10,760	11,543
5.875% 5/1/23		11,900	12,688
5.875% 2/15/26		17,697	19,113
5.875% 2/1/29		21,185	22,826
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		4,280	4,269
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		12,155	11,991
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		6,300	6,411
Rede D Oregon Finance Sarl 4.95% 1/17/28 (c)		1,390	1,307
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		4,550	4,601
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,649
5.125% 5/1/25		3,640	3,658
6.25% 2/1/27 (c)		11,115	11,532
Vizient, Inc. 10.375% 3/1/24 (c)		8,645	9,395
Wellcare Health Plans, Inc.:
5.25% 4/1/25		5,705	5,905
5.375% 8/15/26 (c)		4,655	4,870
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		3,635	3,535
			390,309
Pharmaceuticals - 0.8%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		2,365	2,341
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		2,805	2,952
NVA Holdings, Inc. 6.875% 4/1/26 (c)		3,860	3,817
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125	2,913
3.65% 11/10/21		1,950	1,911
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		8,710	8,538
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		3,685	3,626
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		53,605	54,744
5.75% 8/15/27 (c)		1,925	1,973
5.875% 5/15/23 (c)		1,874	1,893
6.5% 3/15/22 (c)		7,395	7,654
7% 3/15/24 (c)		11,095	11,739
8.5% 1/31/27 (c)		13,035	13,817
9% 12/15/25 (c)		19,000	20,640
			138,558
TOTAL HEALTH CARE			537,926
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		2,610	2,688
Bombardier, Inc.:
6.125% 1/15/23 (c)		6,640	6,731
7.5% 12/1/24 (c)		1,850	1,922
7.5% 3/15/25 (c)		28,995	29,865
7.875% 4/15/27 (c)		20,865	21,517
BWX Technologies, Inc. 5.375% 7/15/26 (c)		4,990	5,065
DAE Funding LLC 4% 8/1/20 (c)		3,095	3,103
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		21,085	20,980
TransDigm, Inc.:
6.25% 3/15/26 (c)		11,120	11,537
6.375% 6/15/26		34,215	33,868
6.5% 5/15/25		9,710	9,857
			147,133
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		8,100	8,616
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		1,971	2,011
Azul Investments LLP 5.875% 10/26/24 (c)		3,505	3,291
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		335	346
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		2,646	2,916
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		3,329	3,367
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		5,544	6,145
Series 2012-2 Class B, 6.75% 6/3/21		2,507	2,633
Series 2013-1 Class B, 5.375% 11/15/21		3,293	3,397
			24,106
Building Products - 0.0%
USG Corp. 4.875% 6/1/27 (c)		930	940
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		6,910	7,048
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		2,830	2,767
Covanta Holding Corp.:
5.875% 3/1/24		5,895	6,042
5.875% 7/1/25		1,995	2,030
6% 1/1/27		7,080	7,062
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		6,210	6,140
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		6,490	6,774
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		2,315	2,358
Tervita Escrow Corp. 7.625% 12/1/21 (c)		3,225	3,201
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,966
			50,388
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	7,237
Cementos Progreso Trust 7.125% 11/6/23 (c)		4,610	4,746
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(d)		18,549	2,751
5.25% 6/27/29 (c)(d)		6,800	1,005
7.125% 6/26/42 (c)(d)		16,424	2,466
			18,205
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		8,215	8,420
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (c)		205	202
6.95% 3/14/26 (c)		2,595	2,501
			2,703
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)		1,880	1,936
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		2,000	1,580
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		7,680	7,018
			8,598
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (c)		3,175	3,172
4.75% 2/15/25 (c)		2,675	2,785
			5,957
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,195	1,277
Uber Technologies, Inc.:
7.5% 11/1/23 (c)		10,005	10,430
8% 11/1/26 (c)		14,245	15,171
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (c)		2,730	2,699
			29,577
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (c)		7,285	7,558
FLY Leasing Ltd. 5.25% 10/15/24		5,695	5,467
United Rentals North America, Inc. 5.5% 5/15/27		4,980	5,030
			18,055
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		11,865	11,155
International Airport Finance SA 12% 3/15/33 (c)		2,320	2,473
			13,628
TOTAL INDUSTRIALS			338,262
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		28,130	27,919
8.625% 5/6/19 (Reg. S)		200	199
			28,118
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (c)		2,440	2,345
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (c)		3,540	3,735
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)		10,125	9,821
CDW LLC/CDW Finance Corp. 5% 9/1/25		3,980	4,080
GTT Communications, Inc. 7.875% 12/31/24 (c)		3,670	3,211
			17,112
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (c)		3,615	3,733
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		7,880	8,353
Versum Materials, Inc. 5.5% 9/30/24 (c)		4,105	4,315
			16,401
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (c)		2,480	2,461
6.875% 8/1/25 (c)		7,330	7,284
CDK Global, Inc. 5.875% 6/15/26		2,670	2,790
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		13,310	13,809
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		2,820	2,891
Open Text Corp. 5.875% 6/1/26 (c)		6,000	6,270
Parametric Technology Corp. 6% 5/15/24		2,430	2,542
Symantec Corp. 5% 4/15/25 (c)		6,360	6,372
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		3,865	3,691
10.5% 2/1/24 (c)		7,400	6,605
			54,715
TOTAL INFORMATION TECHNOLOGY			122,426
MATERIALS - 2.8%
Chemicals - 0.6%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		3,760	3,896
Element Solutions, Inc. 5.875% 12/1/25 (c)		10,955	10,994
Hexion, Inc. 10.375% 2/1/22 (c)		2,845	2,383
LSB Industries, Inc. 9.625% 5/1/23 (c)		3,600	3,727
Neon Holdings, Inc. 10.125% 4/1/26 (c)		7,305	7,451
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		9,095	8,936
5.25% 6/1/27 (c)		7,795	7,649
OCI NV 6.625% 4/15/23 (c)		3,185	3,303
OCP SA 5.625% 4/25/24 (c)		2,410	2,527
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		9,475	8,575
SABIC Capital II BV 4% 10/10/23 (c)		3,785	3,861
Sasol Financing U.S.A. LLC 5.875% 3/27/24		2,440	2,583
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		5,880	5,954
The Chemours Co. LLC 5.375% 5/15/27		10,880	10,809
TPC Group, Inc. 8.75% 12/15/20 (c)		13,585	13,381
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,498
			97,527
Construction Materials - 0.3%
CEMEX Finance LLC 6% 4/1/24 (c)		2,300	2,363
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		5,650	6,137
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	23,919	27,906
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		3,060	2,953
U.S. Concrete, Inc. 6.375% 6/1/24		3,885	3,943
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		1,576	1,602
			44,904
Containers & Packaging - 0.2%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	18,354
7.5% 12/15/96		7,695	7,772
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		3,410	3,257
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		2,090	1,954
			31,337
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		2,110	2,173
6.75% 9/30/24 (c)		5,350	5,658
7% 9/30/26 (c)		4,430	4,776
Aleris International, Inc. 6% 6/1/20 (c)(e)		63	63
Algoma Steel SCA 0% 12/31/23 (e)		1,518	1,518
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	19,400	22,660
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		5,655	5,911
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		7,215	7,161
5.75% 3/1/25		7,280	6,971
Commercial Metals Co. 5.75% 4/15/26		5,405	5,391
Constellium NV 5.875% 2/15/26 (c)		2,955	2,901
CSN Islands XI Corp. 6.875% 9/21/19 (c)		12,661	12,740
CSN Resources SA 6.5% 7/21/20 (c)		14,635	14,635
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		2,655	2,638
10.375% 4/7/19 (c)		581	577
10.375% 4/7/19 (Reg. S)		1,998	1,985
10.375% 4/7/19 (Reg. S)		2,418	2,402
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		5,405	5,060
6.875% 3/1/26 (c)		13,920	12,911
7% 2/15/21 (c)		2,546	2,589
7.25% 5/15/22 (c)		5,575	5,610
7.25% 4/1/23 (c)		19,645	19,203
7.5% 4/1/25 (c)		16,180	15,492
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		4,780	4,780
5.125% 3/15/23 (c)		7,615	7,653
5.125% 5/15/24 (c)		5,885	5,870
Freeport-McMoRan, Inc. 5.45% 3/15/43		3,585	3,137
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		6,097	6,164
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		5,225	5,552
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		4,505	4,753
Metinvest BV 7.75% 4/23/23 (c)		22,170	21,588
Murray Energy Corp.:
11.25% 4/15/21 (c)		5,925	3,140
12% 4/15/24 pay-in-kind (b)(c)		6,270	2,633
Polyus Finance PLC 5.25% 2/7/23 (c)		8,540	8,522
POSCO 4% 8/1/23 (c)		3,155	3,247
Stillwater Mining Co. 6.125% 6/27/22 (c)		16,395	15,985
United States Steel Corp. 6.25% 3/15/26		7,180	6,695
Vale Overseas Ltd. 4.375% 1/11/22		1,810	1,843
Vedanta Resources PLC:
6.375% 7/30/22 (c)		12,125	11,707
8.25% 6/7/21 (c)		6,800	7,021
			281,315
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,335
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(f)		4,230	0
11.375% 12/31/2014 (d)(e)		8,220	0
			1,335
TOTAL MATERIALS			456,418
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Communications Sales & Leasing, Inc. 8.25% 10/15/23		7,385	6,665
Equinix, Inc. 5.375% 5/15/27		5,725	5,997
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		15,435	15,705
5.25% 8/1/26		4,830	4,969
6.375% 3/1/24		2,335	2,443
Unibail-Rodamco 1.75% 2/27/34 (Reg. S)	EUR	23,200	26,324
			62,103
Real Estate Management & Development - 0.4%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	19,600	21,791
Howard Hughes Corp. 5.375% 3/15/25 (c)		7,940	7,929
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		30	31
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		7,345	7,106
Mattamy Group Corp. 6.875% 12/15/23 (c)		5,775	5,891
Shimao Property Holdings Ltd. 4.75% 7/3/22		6,420	6,370
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (c)		13,665	13,652
5.625% 3/1/24 (c)		775	769
			63,539
TOTAL REAL ESTATE			125,642
UTILITIES - 1.5%
Electric Utilities - 0.5%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	15,575	17,025
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (c)		1,690	1,669
5.75% 1/26/21 (Reg. S)		6,670	6,587
6.75% 8/6/23 (c)		2,660	2,627
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450	3,019
Pacific Gas & Electric Co.:
3.75% 8/15/42 (d)		1,845	1,448
3.95% 12/1/47 (d)		11,445	9,185
4.25% 3/15/46 (d)		1,475	1,213
4.3% 3/15/45 (d)		3,690	3,072
6.05% 3/1/34 (d)		11,075	10,992
Pampa Holding SA 7.5% 1/24/27 (c)		2,185	1,919
Vistra Operations Co. LLC:
5.5% 9/1/26 (c)		9,975	10,374
5.625% 2/15/27 (c)		17,455	18,131
			87,261
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	18,498
8% 3/1/32		9,400	12,809
			31,307
Independent Power and Renewable Electricity Producers - 0.7%
Calpine Corp. 5.25% 6/1/26 (c)		11,212	11,156
Dynegy, Inc. 7.625% 11/1/24		27,867	29,470
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		4,825	4,789
4.5% 9/15/27 (c)		3,355	3,271
NRG Energy, Inc.:
5.75% 1/15/28		20,240	21,454
6.625% 1/15/27		15,685	16,881
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		3,540	3,602
Talen Energy Supply LLC:
6.5% 6/1/25		4,450	3,916
10.5% 1/15/26 (c)		6,660	6,940
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		3,700	3,656
5% 1/31/28 (c)		3,715	3,585
6.625% 6/15/25 (b)(c)		5,560	5,824
The AES Corp. 4.5% 3/15/23		3,065	3,096
			117,640
Multi-Utilities - 0.1%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	3,350	5,565
TOTAL UTILITIES			241,773

TOTAL NONCONVERTIBLE BONDS			5,717,064

TOTAL CORPORATE BONDS
(Cost $5,688,428)			5,718,208

U.S. Government and Government Agency Obligations - 17.6%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$2,713
5.375% 4/1/56		3,503	4,972

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,685

U.S. Treasury Obligations - 17.2%
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/20/19 (i)		2,810	2,804
U.S. Treasury Bonds:
2.5% 2/15/45 (i)(j)(k)		226,916	214,577
3% 2/15/48		18,709	19,404
3% 2/15/49 (k)		226,040	234,667
4.75% 2/15/37 (i)		74,200	97,506
5.25% 2/15/29 (i)		5,406	6,749
6.125% 8/15/29 (i)(l)		3,663	4,906
7.5% 11/15/24		5,690	7,246
U.S. Treasury Notes:
1.375% 2/29/20		10,262	10,165
1.375% 4/30/20		45,349	44,858
1.375% 8/31/23		11,000	10,606
1.5% 4/15/20		64,333	63,747
1.5% 7/15/20		70,638	69,863
1.625% 6/30/20		1,783	1,766
1.625% 8/31/22		27,162	26,625
1.625% 5/31/23		19,717	19,243
1.875% 7/31/22		43,433	42,941
2% 1/31/20		8,000	7,974
2% 9/30/20		25,149	25,018
2% 8/15/25		10,027	9,847
2% 11/15/26		82,188	80,242
2.125% 12/31/22		3,561	3,548
2.125% 3/31/24		56,643	56,355
2.125% 7/31/24		149,361	148,363
2.125% 5/15/25		17,843	17,665
2.25% 2/29/20		25,500	25,467
2.25% 3/31/21		19,700	19,694
2.25% 7/31/21		92,019	91,994
2.25% 12/31/24 (i)(j)		103,948	103,806
2.25% 2/15/27		20,572	20,428
2.25% 8/15/27		15,727	15,590
2.25% 11/15/27		3,544	3,510
2.375% 4/15/21		74,550	74,699
2.5% 12/31/20		150,000	150,475
2.5% 1/31/21		42,832	42,989
2.5% 2/28/21		140,000	140,563
2.5% 1/15/22		292,616	294,696
2.5% 1/31/24		10,640	10,769
2.5% 2/28/26		105,297	106,547
2.625% 8/31/20		30,000	30,108
2.625% 12/31/23		102,183	103,971
2.625% 2/15/29		93,300	95,115
2.75% 9/30/20		79,581	80,047
2.75% 8/15/21		48,600	49,151
2.75% 6/30/25		82,937	85,114
2.875% 11/30/25		46,425	48,043
3.125% 11/15/28		31,330	33,267

TOTAL U.S. TREASURY OBLIGATIONS			2,852,728

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8415% 12/7/20 (NCUA Guaranteed) (b)(f)		1,709	1,711
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9309% 1/8/20 (NCUA Guaranteed) (b)(f)		2,610	2,616
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,915

TOTAL OTHER GOVERNMENT RELATED			55,242

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,879,005)			2,915,655

U.S. Government Agency - Mortgage Securities - 5.2%
Fannie Mae - 5.1%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(f)		29	30
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (b)(f)		115	119
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (b)(f)		24	25
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(f)		45	47
12 month U.S. LIBOR + 1.617% 4.486% 3/1/33 (b)(f)		79	82
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(f)		93	98
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(f)		274	286
12 month U.S. LIBOR + 1.728% 4.375% 11/1/36 (b)(f)		23	24
12 month U.S. LIBOR + 1.745% 4.69% 7/1/35 (b)(f)		123	129
12 month U.S. LIBOR + 1.760% 4.839% 2/1/37 (b)(f)		360	379
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (b)(f)		230	242
12 month U.S. LIBOR + 1.800% 4.791% 1/1/42 (b)(f)		543	572
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (b)(f)		139	143
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(f)		78	83
12 month U.S. LIBOR + 1.818% 4.936% 2/1/42 (b)(f)		688	724
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(f)		81	85
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(f)		17	18
12 month U.S. LIBOR + 1.885% 4.336% 4/1/36 (b)(f)		269	282
12 month U.S. LIBOR + 2.176% 4.457% 8/1/35 (b)(f)		154	163
6 month U.S. LIBOR + 1.550% 4.081% 11/1/35 (b)(f)		184	190
6 month U.S. LIBOR + 1.550% 4.259% 9/1/33 (b)(f)		358	368
2.5% 4/1/34 (g)		22,500	22,360
2.5% 4/1/34 (g)		22,500	22,360
2.5% 5/1/34 (g)		22,500	22,350
2.5% 5/1/34 (g)		22,500	22,350
3% 4/1/49 (g)		119,300	118,762
3% 4/1/49 (g)		9,050	9,009
3% 4/1/49 (g)		57,900	57,639
3% 4/1/49 (g)		22,200	22,100
3% 4/1/49 (g)		30,150	30,014
3% 5/1/49 (g)		31,200	31,028
3% 5/1/49 (g)		26,700	26,553
3% 5/1/49 (g)		22,200	22,077
3% 5/1/49 (g)		30,150	29,984
3% 5/1/49 (g)		9,050	9,000
3.5% 7/1/32		12,601	12,949
3.5% 4/1/34 (g)		1,884	1,926
3.5% 4/1/34 (g)		35,616	36,421
3.5% 4/1/34 (g)		35,616	36,421
4.5% 11/1/25		1,620	1,670
4.5% 4/1/49 (g)		64,900	67,618
4.5% 4/1/49 (g)		61,400	63,972
4.5% 4/1/49 (g)		94,800	98,771
4.5% 4/1/49 (g)		4,400	4,584
4.5% 4/1/49 (g)		27,100	28,235
5% 2/1/22 to 5/1/22		12	12
5.5% 12/1/39 to 5/1/44		24,293	26,411
6% 1/1/34 to 6/1/36		2,766	3,094
6.5% 2/1/22 to 8/1/36		4,209	4,741
7.5% 1/1/28		24	27

TOTAL FANNIE MAE			836,527

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (b)(f)		69	71
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (b)(f)		29	30
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(f)		56	58
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(f)		1,338	1,407
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(f)		63	67
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (b)(f)		97	101
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(f)		96	101
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (b)(f)		761	783
12 month U.S. LIBOR + 1.883% 4.646% 10/1/42 (b)(f)		698	721
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(f)		232	240
12 month U.S. LIBOR + 1.910% 4.474% 5/1/41 (b)(f)		155	163
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (b)(f)		205	212
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(f)		101	104
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(f)		105	110
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(f)		67	69
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (b)(f)		71	73
6 month U.S. LIBOR + 1.685% 4.349% 1/1/37 (b)(f)		331	342
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(f)		93	97
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(f)		25	26
6 month U.S. LIBOR + 1.844% 4.497% 10/1/36 (b)(f)		260	270
6 month U.S. LIBOR + 1.912% 4.616% 10/1/35 (b)(f)		165	172
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(f)		241	252
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(f)		94	98
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (b)(f)		47	50
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(f)		71	74
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(f)		29	30
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.073% 6/1/33 (b)(f)		253	265
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (b)(f)		2	2
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(f)		169	178
3% 11/1/33		8,354	8,453
3.5% 7/1/32		4,485	4,609
6% 1/1/24		708	740
6.5% 9/1/21 to 3/1/22		176	182

TOTAL FREDDIE MAC			20,150

Ginnie Mae - 0.0%
6% 6/15/36		3,701	4,154
7% 9/15/25 to 8/15/31		14	16
7.5% 2/15/22 to 8/15/28		30	33
8% 12/15/26		0	0
4.501% 8/20/61 (b)(m)		175	175
4.571% 2/20/62 (b)(m)		994	1,002
4.642% 2/20/62 (b)(m)		706	707
4.783% 1/20/62 (b)(m)		1,858	1,869
5.47% 8/20/59 (b)(m)		7	8

TOTAL GINNIE MAE			7,964

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $864,491)			864,641

Asset-Backed Securities - 0.7%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.8548% 6/28/23 (b)(c)(f)		$14,416	$14,349
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.821% 5/28/30 (b)(f)		650	650
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.811% 2/25/32 (b)(f)		827	827
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7855% 7/26/66 (b)(c)(f)		2,781	2,781
Class A2, 1 month U.S. LIBOR + 0.600% 3.0855% 7/26/66 (b)(c)(f)		11,684	11,713
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6755% 3/25/67 (b)(c)(f)		3,406	3,405
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.9948% 7/28/21 (b)(f)		17,055	17,054
SLM Student Loan Trust:
Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.2406% 1/26/26 (b)(f)		52,277	52,394
Series 2011-1 Class A1, 1 month U.S. LIBOR + 0.520% 3.0055% 3/25/26 (b)(f)		2,398	2,401
TOTAL ASSET-BACKED SECURITIES
(Cost $105,545)			105,574

Collateralized Mortgage Obligations - 3.2%
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4155% 6/25/36 (b)(f)		3,865	3,915
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		411	442
Series 2005-19 Class PA, 5.5% 7/25/34		441	445
Series 2005-64 Class PX, 5.5% 6/25/35		868	914
Series 2005-68 Class CZ, 5.5% 8/25/35		4,070	4,489
Series 2010-118 Class PB, 4.5% 10/25/40		3,881	4,126
Series 2012-149:
Class DA, 1.75% 1/25/43		997	965
Class GA, 1.75% 6/25/42		1,030	997
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		601	622
Series 2004-91 Class Z, 5% 12/25/34		3,338	3,591
Series 2005-117 Class JN, 4.5% 1/25/36		625	658
Series 2005-14 Class ZB, 5% 3/25/35		1,291	1,388
Series 2006-72 Class CY, 6% 8/25/26		938	994
Series 2009-59 Class HB, 5% 8/25/39		1,918	2,063
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		47	1
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		48	0
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		1,796	145
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4055% 3/25/36 (b)(f)		2,416	2,463
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		265	7
Series 2011-67 Class AI, 4% 7/25/26 (n)		540	42
Series 2012-27 Class EZ, 4.25% 3/25/42		5,620	5,995
Series 2016-26 Class CG, 3% 5/25/46		8,550	8,612
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3838% 2/15/33 (b)(f)		1,170	1,189
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8838% 3/15/34 (b)(f)		1,536	1,533
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		40	44
Series 2996 Class MK, 5.5% 6/15/35		103	111
Series 3415 Class PC, 5% 12/15/37		519	556
Series 3840 Class VA, 4.5% 9/15/27		659	661
Series 3857 Class ZP, 5% 5/15/41		2,321	2,694
Series 4135 Class AB, 1.75% 6/15/42		768	743
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,503	7,173
Series 2303 Class ZV, 6% 4/15/31		117	127
Series 2877 Class ZD, 5% 10/15/34		4,157	4,474
Series 3745 Class KV, 4.5% 12/15/26		4,620	4,841
Series 3843 Class PZ, 5% 4/15/41		2,352	2,690
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,941	3,023
Series 4341 Class ML, 3.5% 11/15/31		4,642	4,769
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57		52,771	53,164
Series 2018-4 Class MA, 3.5% 3/25/58		34,985	35,410
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		7,074	7,182
Class A2, 3.5% 6/25/28 (c)		1,810	1,826
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9878% 7/20/37 (b)(f)		801	803
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9678% 1/20/38 (b)(f)		207	207
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3478% 8/20/38 (b)(f)		1,437	1,456
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3878% 9/20/38 (b)(f)		1,166	1,189
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0818% 11/16/39 (b)(f)		864	869
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 3.0118% 12/16/39 (b)(f)		660	663
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8091% 7/20/60 (b)(f)(m)		6,507	6,477
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8091% 9/20/60 (b)(f)(m)		7,895	7,857
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8091% 8/20/60 (b)(f)(m)		8,559	8,516
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8891% 12/20/60 (b)(f)(m)		2,979	2,969
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 12/20/60 (b)(f)(m)		4,758	4,758
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 2/20/61 (b)(f)(m)		9,599	9,601
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9991% 2/20/61 (b)(f)(m)		11,660	11,660
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 4/20/61 (b)(f)(m)		3,818	3,819
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0091% 5/20/61 (b)(f)(m)		4,770	4,770
Class FC, 1 month U.S. LIBOR + 0.500% 3.0091% 5/20/61 (b)(f)(m)		4,355	4,356
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0391% 6/20/61 (b)(f)(m)		5,470	5,474
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1091% 10/20/61 (b)(f)(m)		5,902	5,917
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2091% 11/20/61 (b)(f)(m)		5,239	5,265
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2091% 1/20/62 (b)(f)(m)		3,383	3,399
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1391% 1/20/62 (b)(f)(m)		5,012	5,028
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1391% 3/20/62 (b)(f)(m)		2,999	3,004
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1591% 5/20/61 (b)(f)(m)		165	165
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.1091% 8/20/63 (b)(f)(m)		879	881
Class FD, 1 month U.S. LIBOR + 0.600% 3.1091% 8/20/63 (b)(f)(m)		2,256	2,261
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7891% 5/20/63 (b)(f)(m)		1,944	1,942
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7091% 4/20/63 (b)(f)(m)		1,909	1,906
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7378% 10/20/47 (b)(f)		5,152	5,052
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7878% 5/20/48 (b)(f)		6,426	6,338
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7878% 6/20/48 (b)(f)		7,297	7,187
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,283
Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,168	116
Series 2017-134 Class BA, 2.5% 11/20/46		998	984
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		9,450	9,959
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)		1,503	1,488
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)		17,592	17,560
Series 2014-H12 Class KA, 2.75% 5/20/64 (m)		3,429	3,408
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0091% 9/20/62 (b)(f)(m)		6,706	6,706
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1591% 11/20/65 (b)(f)(m)		925	925
Series 2018-H12 Class HA, 3.25% 8/20/68 (m)		9,721	9,927
Series 2004-22 Class M1, 5.5% 4/20/34		605	753
Series 2010-169 Class Z, 4.5% 12/20/40		5,115	5,452
Series 2010-H15 Class TP, 5.15% 8/20/60 (m)		5,104	5,141
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)		12,476	12,488
Series 2010-H17 Class XP, 5.2959% 7/20/60 (b)(m)		4,725	4,761
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(m)		4,354	4,383
Series 2010-H22 Class LA, 3.75% 10/20/60 (m)		3,110	3,119
Series 2010-H28 Class KA, 3.75% 12/20/60 (m)		8,330	8,353
Series 2012-64 Class KI, 3.5% 11/20/36 (n)		750	40
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3497% 4/20/39 (b)(o)		2,466	2,514
Class ST, 8.800% - 1 month U.S. LIBOR 5.483% 8/20/39 (b)(o)		8,166	8,390
Series 2013-H07 Class JA, 1.75% 3/20/63 (m)		12,883	12,751
Series 2013-H08 Class MA, 3% 3/20/63 (m)		17,640	17,628
Series 2015-H17 Class HA, 2.5% 5/20/65 (m)		7,594	7,564
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)		16,488	16,435
Class JA, 2.5% 6/20/65 (m)		1,665	1,659
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(m)		15,701	15,574
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (b)(f)(m)		13,116	13,177
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (b)(f)(m)		14,422	14,453
Series 2090-118 Class XZ, 5% 12/20/39		11,334	12,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $522,372)			521,461

Commercial Mortgage Securities - 1.0%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		16,872	16,714
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		4,511	4,583
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		18,800	18,757
Series K006 Class A2, 4.251% 1/25/20		19,443	19,547
Series K069 Class A2, 3.187% 9/25/27		6,500	6,632
Series K155:
Class A1, 3.75% 11/25/29		839	887
Class A2, 3.75% 11/25/32		13,000	13,649
Series K158 Class A2, 3.9% 12/25/30		9,700	10,177
Series K710 Class A2, 1.883% 5/25/19		3,526	3,519
Series K712 Class A2, 1.869% 11/25/19		14,106	14,029
Series K063 Class A2, 3.43% 1/25/27		10,700	11,120
Series K157 Class A2, 3.99% 5/25/33		15,860	16,956
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8011% 2/25/20 (b)(f)		31,839	31,809
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $166,350)			168,379

Foreign Government and Government Agency Obligations - 15.0%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		3,825	3,782
5.875% 6/11/25		2,930	2,897
6.125% 1/31/22 (c)		32,705	33,114
6.2004% 3/1/24 (c)		2,995	3,029
7.5% 1/31/27 (c)		6,120	6,411
7.6003% 3/1/29 (c)		2,995	3,074
7.903% 2/21/48 (c)		4,020	3,889
8.5% 1/31/47 (c)		7,940	8,099
Argentine Republic:
5.625% 1/26/22		17,520	15,093
6.875% 4/22/21		50,205	45,862
7.5% 4/22/26		56,145	47,463
7.625% 4/22/46		1,675	1,315
Australian Commonwealth:
2.25% 11/21/22	AUD	26,450	19,344
3% 3/21/47	AUD	79,500	63,205
Azerbaijan Republic 4.75% 3/18/24 (c)		2,890	2,984
Bahamian Republic 6% 11/21/28 (c)		2,245	2,357
Banco Central del Uruguay:
value recovery A rights 1/2/21 (e)(p)		1,000,000	0
value recovery B rights 1/2/21 (e)(p)		1,500,000	0
Barbados Government:
7% 8/4/22 (c)(d)		4,015	2,324
7.25% 12/15/21 (c)(d)		420	239
Belarus Republic:
6.875% 2/28/23 (c)		12,745	13,366
7.625% 6/29/27 (c)		5,090	5,472
Belgian Kingdom:
0.9% 6/22/29 (c)	EUR	42,550	50,036
1.7% 6/22/50 (c)	EUR	12,750	15,173
Bermuda Government:
3.717% 1/25/27 (c)		1,690	1,671
4.75% 2/15/29 (c)		4,560	4,829
Brazilian Federative Republic:
5.625% 1/7/41		4,260	4,305
5.625% 2/21/47		3,510	3,490
8.25% 1/20/34		19,440	24,809
10% 1/1/21	BRL	9,810	2,614
Buenos Aires Province:
9.95% 6/9/21 (c)		11,080	10,415
10.875% 1/26/21 (c)		8,867	8,601
10.875% 1/26/21 (Reg. S)		25,474	24,710
Buoni del Tesoro Poliennali 3.85% 9/1/49 (c)	EUR	31,000	36,519
Cameroon Republic 9.5% 11/19/25 (c)		9,860	10,468
Canadian Government 1.25% 11/1/19	CAD	135,900	101,453
City of Buenos Aires 8.95% 2/19/21 (c)		4,231	4,136
Colombian Republic:
7.375% 9/18/37		1,850	2,418
10.375% 1/28/33		6,265	9,623
Costa Rican Republic 4.25% 1/26/23 (c)		1,400	1,333
Danish Kingdom 1.75% 11/15/25	DKK	94,900	16,258
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		2,690	2,666
5.75% 4/18/23 (c)		3,135	3,095
6.2% 5/11/27 (c)		1,210	1,162
6.25% 10/4/20 (c)		1,885	1,911
6.25% 7/27/21 (c)		1,470	1,492
6.85% 3/14/24 (c)		3,375	3,459
Dominican Republic:
5.95% 1/25/27 (c)		2,970	3,119
6% 7/19/28 (c)		3,405	3,586
6.6% 1/28/24 (c)		1,265	1,366
6.85% 1/27/45 (c)		2,220	2,387
6.875% 1/29/26 (c)		4,560	5,005
7.45% 4/30/44 (c)		4,860	5,502
Ecuador Republic:
8.875% 10/23/27 (c)		5,605	5,622
9.65% 12/13/26 (c)		3,175	3,330
10.75% 1/31/29 (c)		1,040	1,153
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		1,300	1,268
7.375% 12/1/19 (c)		10,865	10,933
7.75% 1/24/23 (c)		3,685	3,888
French Government:
0% 2/25/20	EUR	16,500	18,599
0.75% 11/25/28(Reg. S)	EUR	33,700	39,577
1.5% 5/25/50 (Reg. S) (c)	EUR	19,400	22,528
Gabonese Republic 6.375% 12/12/24 (c)		2,300	2,199
Georgia Republic 6.875% 4/12/21 (c)		1,300	1,370
German Federal Republic:
0% 3/13/20	EUR	58,150	65,584
0% 6/12/20	EUR	90,900	102,696
0% 4/5/24	EUR	74,800	85,792
1.25% 8/15/48	EUR	13,000	17,243
Ghana Republic:
7.875% 8/7/23 (c)		1,127	1,178
7.875% 8/7/23 (Reg.S)		1,060	1,108
7.875% 3/26/27 (c)		2,960	2,986
Hong Kong Government SAR 1.32% 12/23/19	HKD	24,400	3,105
Indonesian Republic:
7.75% 1/17/38 (c)		8,140	11,071
8.125% 5/15/24	IDR	40,675,000	2,971
8.5% 10/12/35 (Reg. S)		8,305	11,826
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		7,845	7,888
7.25% 4/15/19 (c)		20,380	20,227
8.25% 4/15/24 (c)		1,810	1,926
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	65,381
5.5% 12/4/23		19,812	22,523
Ivory Coast 5.75% 12/31/32		5,964	5,666
Japan Government:
0.1% 6/20/28	JPY	540,000	4,974
0.4% 3/20/56	JPY	2,550,000	21,780
0.9% 6/20/22	JPY	32,462,600	303,209
Jordanian Kingdom 3% 6/30/25		16,691	17,149
Kingdom of Norway 3.75% 5/25/21 (c)	NOK	65,000	7,928
Kingdom of Saudi Arabia:
3.625% 3/4/28 (c)		6,200	6,121
4.375% 4/16/29 (c)		10,100	10,501
Lebanese Republic:
5.45% 11/28/19		10,735	10,457
5.5% 4/23/19		12,335	12,273
5.8% 4/14/20		4,715	4,450
6% 5/20/19		20,640	20,511
6.15% 6/19/20		1,970	1,868
6.375% 3/9/20		10,283	9,912
Malaysian Government 3.955% 9/15/25	MYR	55,475	13,748
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (c)		6,800	6,895
5.25% 6/23/47 (c)		17,800	17,835
5.625% 4/4/42 (c)		3,625	3,920
5.875% 9/16/43 (c)		685	765
7.6% 7/20/22	RUB	667,890	10,107
12.75% 6/24/28 (Reg. S)		9,785	15,705
Mongolian People's Republic 8.75% 3/9/24 (c)		4,010	4,507
Moroccan Kingdom 4.25% 12/11/22 (c)		9,305	9,456
New Zealand Government 6% 5/15/21	NZD	12,000	8,949
Peruvian Republic 4% 3/7/27 (h)		10,576	10,594
Plurinational State of Bolivia 5.95% 8/22/23 (c)		1,175	1,221
Province of Santa Fe 7% 3/23/23 (c)		14,435	12,234
Provincia de Cordoba:
7.125% 6/10/21 (c)		26,790	23,039
7.45% 9/1/24 (c)		8,260	6,644
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		969	965
Republic of Armenia:
6% 9/30/20 (c)		2,732	2,783
7.15% 3/26/25 (c)		655	723
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		29,895	28,699
6.752% 3/9/23 (c)		2,510	2,548
Republic of Kenya 6.875% 6/24/24 (c)		1,275	1,308
Republic of Nigeria:
6.375% 7/12/23 (c)		2,260	2,331
6.75% 1/28/21 (c)		1,125	1,157
Republic of Paraguay 5.4% 3/30/50 (c)		3,050	3,180
Republic of Serbia 7.25% 9/28/21 (c)		3,330	3,613
Republic of Singapore 3.25% 9/1/20	SGD	44,850	33,703
Rwanda Republic 6.625% 5/2/23 (c)		2,015	2,050
South African Republic 10.5% 12/21/26	ZAR	100,875	7,729
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (c)	EUR	19,900	23,131
2.7% 10/31/48 (c)	EUR	5,750	7,083
State of Qatar:
3.875% 4/23/23 (c)		6,205	6,383
4% 3/14/29 (c)		17,225	17,761
4.5% 4/23/28 (c)		16,455	17,627
5.103% 4/23/48 (c)		2,310	2,531
9.75% 6/15/30 (c)		4,350	6,683
Sultanate of Oman:
3.875% 3/8/22 (c)		8,680	8,385
4.125% 1/17/23 (c)		1,300	1,242
6.75% 1/17/48 (c)		3,670	3,257
Sweden Kingdom 5% 12/1/20	SEK	246,600	28,972
Switzerland Confederation 3% 5/12/19	CHF	33,950	34,228
Turkish Republic:
5.125% 3/25/22		6,760	6,517
5.625% 3/30/21		9,370	9,229
5.75% 5/11/47		1,650	1,310
6% 3/25/27		1,950	1,783
6.25% 9/26/22		41,940	41,367
6.75% 5/30/40		2,940	2,602
6.875% 3/17/36		2,590	2,350
7% 6/5/20		6,915	6,976
7.25% 12/23/23		17,360	17,449
7.25% 3/5/38		1,770	1,651
7.375% 2/5/25		6,190	6,190
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		4,090	3,918
Ukraine Government:
1.471% 9/29/21		6,753	6,615
7.75% 9/1/19 (c)		10,645	10,674
7.75% 9/1/20 (c)		25,770	25,679
7.75% 9/1/21 (c)		50,126	49,725
7.75% 9/1/22 (c)		22,496	22,097
7.75% 9/1/27 (c)		5,760	5,368
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	25,050	32,724
4.25% 12/7/27	GBP	66,000	110,064
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	22,075	38,938
United Mexican States:
4.5% 4/22/29		4,755	4,910
6.05% 1/11/40		8,065	9,194
6.5% 6/9/22	MXN	178,990	8,881
Uruguay Republic:
4.375% 1/23/31		2,430	2,539
7.875% 1/15/33 pay-in-kind		1,395	1,936
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(p)		2,504	3
9.25% 9/15/27 (d)		29,470	9,209
11.95% 8/5/31 (Reg. S) (d)		12,145	3,644
12.75% 8/23/22 (d)		2,375	736
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (b)(f)		995	990
5.5% 3/12/28		23,801	23,529
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,456,455)			2,484,189

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $6,169)		INR 400,900	5,714
		Shares	Value (000s)

Common Stocks - 5.2%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (q)		30,100	35,424
Facebook, Inc. Class A (q)		90,600	15,102
			50,526
Media - 0.2%
Altice U.S.A., Inc. Class A		675,200	14,503
Comcast Corp. Class A		366,100	14,637
			29,140
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (q)		249,600	17,247

TOTAL COMMUNICATION SERVICES			96,913

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(q)		30,337	273
Exide Technologies (e)(q)		7,093	7
Exide Technologies (e)(q)		23,645	17
UC Holdings, Inc. (e)(q)		560,355	13,258
			13,555
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (q)(r)		59,137	0
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		596,400	16,318
Eldorado Resorts, Inc. (q)		90,400	4,221
Marriott International, Inc. Class A		82,100	10,270
MGM Mirage, Inc.		223,500	5,735
Penn National Gaming, Inc. (q)		322,900	6,490
Red Rock Resorts, Inc.		400,143	10,344
Royal Caribbean Cruises Ltd.		70,200	8,046
Studio City International Holdings Ltd. ADR		133,400	2,112
Wynn Resorts Ltd.		3,353	400
			63,936
Household Durables - 0.0%
Lennar Corp. Class B		5,276	206
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (q)		268,900	49,061
Amazon.com, Inc. (q)		8,900	15,849
			64,910

TOTAL CONSUMER DISCRETIONARY			142,607

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(q)		145,615	4,658
Food Products - 0.2%
Darling International, Inc. (q)		489,800	10,604
JBS SA		2,756,800	11,209
Reddy Ice Holdings, Inc. (e)(q)		331,236	331
			22,144

TOTAL CONSUMER STAPLES			26,802

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (q)		135,187	439
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (q)(s)		108,327	617
Diamondback Energy, Inc.		78,800	8,001
Goodrich Petroleum Corp. (q)		90,737	1,234
Harvest Oil & Gas Corp. (q)		193,888	3,253
Parsley Energy, Inc. Class A (q)		268,700	5,186
Ultra Petroleum Corp. warrants 7/14/25 (q)		127,890	0
VNR Finance Corp. (q)(s)		83,865	31
VNR Finance Corp. (c)(q)		403,886	151
			18,473

TOTAL ENERGY			18,912

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		296,000	8,167
JPMorgan Chase & Co.		115,500	11,692
			19,859
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (e)(q)		7,403,098	0
Consumer Finance - 0.1%
American Express Co.		80,400	8,788
OneMain Holdings, Inc.		262,600	8,338
			17,126
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.		199,361	4,456

TOTAL FINANCIALS			41,441

HEALTH CARE - 0.4%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (q)		67,800	9,165
Regeneron Pharmaceuticals, Inc. (q)		19,100	7,843
			17,008
Health Care Providers & Services - 0.1%
Humana, Inc.		37,500	9,975
Rotech Healthcare, Inc. (e)(q)		129,242	1,339
UnitedHealth Group, Inc.		51,300	12,684
			23,998
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc.(q)		139,300	20,038
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (q)		77,000	11,007

TOTAL HEALTH CARE			72,051

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc. Class B (sub. vtg.) (q)		3,203,200	6,160
TransDigm Group, Inc. (q)		25,100	11,395
			17,555
Airlines - 0.2%
Air Canada (q)		1,531,900	36,923
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	14
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	6,783
Ingersoll-Rand PLC		84,900	9,165
			15,948
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(q)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(q)		214,176	0
			0
Road & Rail - 0.0%
Lyft, Inc.		400	29
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		187,922	6,455
HD Supply Holdings, Inc. (q)		531,900	23,058
Penhall Acquisition Co.:
Class A (e)(q)		11,553	972
Class B (e)(q)		3,850	324
United Rentals, Inc. (q)		188,670	21,556
			52,365
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(q)(r)		403,760	0
Class A2 (e)(q)(r)		403,760	0
Class A3 (e)(q)(r)		403,760	0
Class A4 (e)(q)(r)		403,760	0
Class A5 (e)(q)(r)		403,760	0
Class A6 (e)(q)(r)		403,760	0
Class A7 (e)(q)(r)		403,760	0
Class A8 (e)(q)(r)		403,760	0
Class A9 (e)(q)(r)		403,760	0
			0

TOTAL INDUSTRIALS			122,834

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
CDW Corp.		96,400	9,290
Dell Technologies, Inc. (q)		113,400	6,655
			15,945
IT Services - 0.7%
EPAM Systems, Inc. (q)		101,000	17,082
First Data Corp. Class A (q)		609,700	16,017
Global Payments, Inc.		180,300	24,615
MasterCard, Inc. Class A		101,600	23,922
PayPal Holdings, Inc. (q)		226,100	23,478
Visa, Inc. Class A		118,700	18,540
			123,654
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. (s)		247,700	20,549
Micron Technology, Inc. (q)		94,800	3,918
ON Semiconductor Corp. (q)		793,000	16,312
Skyworks Solutions, Inc.		51,000	4,206
			44,985
Software - 0.4%
Adobe, Inc. (q)		93,600	24,943
Microsoft Corp.		134,000	15,804
SS&C Technologies Holdings, Inc.		351,100	22,362
			63,109

TOTAL INFORMATION TECHNOLOGY			247,693

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		205,600	10,961
Olin Corp.		7,200	167
The Chemours Co. LLC		351,600	13,065
Westlake Chemical Corp.		101,600	6,895
			31,088
Containers & Packaging - 0.1%
Crown Holdings, Inc. (q)		165,700	9,042
Metals & Mining - 0.0%
Aleris Corp. (e)(q)		72,811	0
Algoma Steel GP (e)		151,792	809
Algoma Steel SCA (e)		151,792	809
Elah Holdings, Inc. (q)		517	34
First Quantum Minerals Ltd.		363,200	4,118
			5,770

TOTAL MATERIALS			45,900

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		103,000	13,184
UTILITIES - 0.2%
Electric Utilities - 0.2%
Portland General Electric Co.		13,962	724
Vistra Energy Corp.		1,019,600	26,540
			27,264
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.		226,800	9,634

TOTAL UTILITIES			36,898

TOTAL COMMON STOCKS
(Cost $716,395)			865,235

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)(q)		133,255	1,155
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(q)(r)		193,792,711	65
TOTAL PREFERRED STOCKS
(Cost $7,859)			1,220
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5905% 4/6/27 (b)(f)		11,090	11,021
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (b)(f)		3,640	3,604
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (e)(f)(t)		14,795	14,351
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9819% 2/5/26 (b)(f)		11,120	11,123

TOTAL CONSUMER DISCRETIONARY			29,078

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (b)(f)		3,530	3,329
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(e)		1,475	1,486
			4,815
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(f)		5,340	5,003
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21(b)(f)		59,735	62,909
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(f)		35,360	34,719
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (b)(f)		22,150	21,866
			124,497

TOTAL ENERGY			129,312

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/22/26 (b)(e)(f)		1,845	1,843
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9818% 11/16/25 (b)(f)		18,010	17,793
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (b)(f)		3,196	3,087

TOTAL FINANCIALS			22,723

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (b)(f)		14,785	14,563
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4809% 6/1/25 (b)(f)		1,263	1,254

TOTAL HEALTH CARE			15,817

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (f)(t)		741	741
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26(f)(t)		399	398
			1,139
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5% 9/27/24 (b)(f)		1,786	1,782

TOTAL INDUSTRIALS			2,921

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (b)(f)		2,786	2,781
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (b)(f)		15,505	15,598
			18,379
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (b)(f)		14,506	14,252
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (b)(f)		6,574	6,480
			20,732
Software - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(f)		27,861	26,787
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(f)		8,640	8,321
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (b)(f)		22,050	21,568
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4986% 10/31/24 (b)(f)		10,402	10,194
3 month U.S. LIBOR + 8.000% 10.4986% 10/31/25 (b)(f)		8,080	7,868
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (b)(f)		13,470	13,647
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (b)(f)		2,006	1,990
3 month U.S. LIBOR + 9.000% 11.5% 1/20/25 (b)(f)		6,500	6,248
			96,623

TOTAL INFORMATION TECHNOLOGY			135,734

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8758% 6/29/25 (b)(f)		10,244	9,911
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (b)(f)		15,018	12,340

TOTAL MATERIALS			22,251

TOTAL BANK LOAN OBLIGATIONS
(Cost $372,100)			368,857
		Shares	Value (000s)

Fixed-Income Funds - 9.1%
Fidelity Floating Rate Central Fund (u)		14,188,652	1,435,892
iShares JPMorgan USD Emerging Markets Bond ETF		667,937	73,513
TOTAL FIXED-INCOME FUNDS
(Cost $1,554,731)			1,509,405
		Principal Amount (000s)	Value (000s)

Preferred Securities - 4.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(v)		5,230	5,438
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (v)		19,675	20,069
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Andeavor Logistics LP 6.875% (b)(v)		18,000	17,907
DCP Midstream Partners LP 7.375% (b)(v)		8,965	8,797
Energy Transfer Partners LP:
6.25% (b)(v)		40,712	38,473
6.625% (b)(v)		15,640	14,868
Summit Midstream Partners LP 9.5% (b)(v)		8,965	8,293
			88,338
FINANCIALS - 4.1%
Banks - 3.4%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(v)		10,862	10,492
Banco Do Brasil SA 9% (b)(c)(v)		15,960	16,849
Banco Mercantil del Norte SA 7.625% (b)(c)(v)		3,685	3,685
Bank of America Corp.:
5.125% (b)(v)		20,515	20,443
5.2% (b)(v)		48,090	48,334
5.875% (b)(v)		60,475	61,361
6.25% (b)(v)		18,480	19,589
Barclays PLC 7.75% (b)(v)		17,980	18,011
Citigroup, Inc.:
5.8% (b)(v)		16,945	17,072
5.9% (b)(v)		25,875	26,360
5.95% (b)(v)		46,925	47,746
6.25% (b)(v)		12,015	12,646
6.3% (b)(v)		4,120	4,192
Credit Agricole SA 7.875% (b)(c)(v)		5,065	5,436
Huntington Bancshares, Inc. 5.7% (b)(v)		7,660	7,469
Itau Unibanco Holding SA 6.125% (b)(c)(v)		6,455	6,318
JPMorgan Chase & Co.:
5% (b)(v)		24,745	24,609
5.3% (b)(v)		12,280	12,409
6% (b)(v)		54,840	57,175
6.125% (b)(v)		12,865	13,493
6.75% (b)(v)		6,270	6,874
Royal Bank of Scotland Group PLC 8.625% (b)(v)		26,526	28,250
Tinkoff Credit Systems 9.25% (Reg. S) (b)(v)		9,770	9,973
Wells Fargo & Co.:
5.875% (b)(v)		36,775	39,294
5.9% (b)(v)		46,445	47,511
			565,591
Capital Markets - 0.6%
Credit Suisse Group AG 7.5% (b)(c)(v)		22,720	23,373
Goldman Sachs Group, Inc.:
5% (b)(v)		32,374	29,905
5.375% (b)(v)		22,175	22,369
5.7% (b)(v)		26,133	26,133
			101,780
Insurance - 0.1%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	8,400	9,999

TOTAL FINANCIALS			677,370

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (c)(d)(v)		22,515	3,216
7.5% (Reg. S) (d)(v)		500	71
			3,287
TOTAL PREFERRED SECURITIES
(Cost $798,714)			794,502
		Shares	Value (000s)

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 2.48% (w)		1,005,203,506	1,005,405
Fidelity Securities Lending Cash Central Fund 2.48% (w)(x)		10,594,274	10,595
TOTAL MONEY MARKET FUNDS
(Cost $1,015,956)			1,016,000

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	$591
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	253
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	50,300	925
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	1,351
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	289
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	270

TOTAL PUT OPTIONS			3,679

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	38,200	979
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	22,300	858
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	50,300	2,054
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	72,000	2,970
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	18,200	505
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	19,400	543

TOTAL CALL OPTIONS			7,909

TOTAL PURCHASED SWAPTIONS
(Cost $13,702)			11,588
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $17,168,272)			17,350,628
NET OTHER ASSETS (LIABILITIES) - (4.8)%			(793,255)
NET ASSETS - 100%			$16,557,373

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 4/1/34	$(22,500)	$(22,360)
2.5% 4/1/34	(22,500)	(22,360)
2.5% 5/1/34	(22,500)	(22,350)
2.5% 5/1/34	(22,500)	(22,350)
3% 4/1/49	(31,200)	(31,059)
3% 4/1/49	(26,700)	(26,580)
3% 4/1/49	(22,200)	(22,100)
3% 4/1/49	(30,150)	(30,014)
3% 4/1/49	(9,050)	(9,009)
3% 4/1/49	(9,050)	(9,009)
3% 4/1/49	(57,900)	(57,640)
3% 4/1/49	(22,200)	(22,100)
3% 4/1/49	(30,150)	(30,014)
3% 6/1/49	(119,300)	(118,558)
3% 6/1/49	(61,100)	(60,720)
3% 6/1/49	(38,350)	(38,111)
3% 6/1/49	(38,350)	(38,111)
3% 6/1/49	(3,200)	(3,180)
3% 6/1/49	(8,300)	(8,248)
3% 6/1/49	(3,400)	(3,379)
3% 6/1/49	(2,100)	(2,087)
3.5% 4/1/34	(37,500)	(38,347)
3.5% 4/1/34	(35,616)	(36,421)
4.5% 4/1/49	(80,200)	(83,559)
4.5% 4/1/49	(14,800)	(15,420)
4.5% 4/1/49	(8,100)	(8,439)
4.5% 4/1/49	(4,200)	(4,376)
4.5% 4/1/49	(4,400)	(4,584)
4.5% 4/1/49	(14,600)	(15,212)
4.5% 4/1/49	(94,800)	(98,771)
4.5% 4/1/49	(4,400)	(4,584)
4.5% 4/1/49	(27,100)	(28,235)
TOTAL TBA SALE COMMITMENTS
(Proceeds $936,641)		$(937,287)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	931	June 2019	$115,648	$1,234	$1,234
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,498	June 2019	319,214	793	793
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,209	June 2019	140,036	1,349	1,349
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,213	June 2019	181,533	4,263	4,263
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	20	June 2019	2,656	(2)	(2)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	408	June 2019	68,544	2,184	2,184
TOTAL FUTURES CONTRACTS					$9,821

The notional amount of futures purchased as a percentage of Net Assets is 5.0%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$22,290	$(218)	$0	$(218)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,933,745,000 or 23.8% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,290,000.

 (j) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,855,000.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,218,000.

 (l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,071,000.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Quantity represents share amount.

 (q) Non-income producing

 (r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,000 or 0.0% of net assets.

 (s) Security or a portion of the security is on loan at period end.

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Security is perpetual in nature with no stated maturity date.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$162
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,100
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,773
Fidelity Floating Rate Central Fund	21,619
Fidelity Securities Lending Cash Central Fund	5
Total	$28,397

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,430,579	$14,122	$48,531	$(953)	$40,675	$1,435,892	70.3%
Total	$1,430,579	$14,122	$48,531	$(953)	$40,675	$1,435,892

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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